UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010
                                        ----------------------------

Check here if Amendment [    ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      High Rise Capital Management, L.P.
           --------------------------------------------------
Address:   535 Madison Avenue
           --------------------------------------------------
           New York, NY  10022
           --------------------------------------------------


           --------------------------------------------------
Form 13F File Number:      028-06739
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David O Connor
           --------------------------------------------------
Title:     Senior Managing Member of General Partner
           --------------------------------------------------
Phone:     212-421-7548
           --------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ David O Connor          New York, New York            8/14/10
------------------------   ------------------------------  ----------

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Report Type (Check only one.):

[ X ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[   ) 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   )  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)






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Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                               -------------

Form 13F Information Table Entry Total:           40
                                               -------------

Form 13F Information Table Value Total:          849,598
                                               -------------
                                                (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
















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

          Name of          Title of          Value  Shrs of  SH/  PUT/ Investm Other
           Issuer           Class    CUSIP  (x1000) PRN AMT  PRN  CALL DiscretManagerSoleShared

ACADIA REALTY TRUST          COM   004239109    2398  142540           Sole          Sole
AMB PROPERTY CORP            COM   00163T109   79990 3373696           Sole          Sole
AVATAR HOLDINGS INC          COM   053494100    4897  255300           Sole          Sole
CAMDEN PROPERTY TRUST        COM   133131102   72043 1763600           Sole          Sole
CAPITAL LEASE FUNDING INC    COM   140288101   10778 2337944           Sole          Sole
CB RICHARD ELLIS GROUP INC   COM   12497T101   20135 1479398           Sole          Sole
CHATHAM LODGING TRUST        COM   16208T102    5048  282500           Sole          Sole
CHESAPEAKE LODGING TRUST     COM   165240102   11269  712300           Sole          Sole
COGDELL SPENCER INC          COM   19238U107   18673 2762223           Sole          Sole
COHEN & STEERS QUALITY INC   COM   19247L106    7360 1162789           Sole          Sole
COUSINS PPTYS INC            COM   222795106   13651 2025341           Sole          Sole
DIAMONDROCK HOSPITALITY      COM   252784301    2127  258783           Sole          Sole
ENTERTAINMENT PROP TR CONV   PFD   29380T402    8737  505000           Sole          Sole
FELCOR LODGING TRUST         COM   31430F101    6238 1250000           Sole          Sole
HERSHA HOSPILITY TRUST       COM   427825104    6984 1545100           Sole          Sole
HFF, INC                     COM   40418F108   11041 1561737           Sole          Sole
HIGHWOODS PROPERTIES INC     COM   431284108   33476 1205900           Sole          Sole
HOST HOTELS & RESORTS INC    COM   44107P104   24456 1814257           Sole          Sole
HYATT HOTELS CORP            COM   448579102   59758 1611175           Sole          Sole
ING CLARION GBL REAL ESTATE  COM   44982G104    5022  780984           Sole          Sole
ISHARES DJ US REAL ESTATE I  COM   464287739     935   19800           Sole          Sole
KILROY REALTY                COM   49427F108   56451 1898788           Sole          Sole
LIBERTY PROPERTY TRUST SBI   COM   531172104   33189 1150400           Sole          Sole
MACK-CALI REALTY CORP        COM   554489104   32581 1095900           Sole          Sole
PARKWAY PROPERTIES INC       COM   70159Q104    1954  134100           Sole          Sole
PEBBLEBROOK HOTEL TRUST INC  COM   70509V100   10524  558300           Sole          Sole
POST PROPERTIES INC          COM   737464107   92630 4075226           Sole          Sole
PROLOGIS INC                 COM   743410102   21602 2132500           Sole          Sole
REALTY INCOME CORP           COM   756109104   42996 1417614           Sole          Sole
REIS, INC                    COM   75936P105    3229  511685           Sole          Sole
SL GREEN REALTY CORP         COM   78440X101   19341  351400           Sole          Sole
STARWOOD PROPERTY TRUST      COM   85571B105   16687  984487           Sole          Sole
STRATEGIC HOTELS AND RESORT  COM   86272T106   21651 4931950           Sole          Sole
STRATUS PPTYS INC            COM   863167201    4395  443453           Sole          Sole
SUNRISE SENIOR LIVING INC    COM   86768K106   12016 4322176           Sole          Sole
SUNSTONE HOTEL INVESTORS IN  COM   867892101    5236  527300           Sole          Sole
TERRENO REALTY CORP          COM   88146M101    4428  250000           Sole          Sole
THOMAS PROPERTY GROUP        COM   884453101   11503 3475200           Sole          Sole
URSTADT BIDDLE PROPERTIES I  COM   917286205   11577  717729           Sole          Sole
VORNADO REALTY TRUST         COM   929042109   42595  583887           Sole          Sole
                                                                       Sole          Sole


